Oct. 28, 2020
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated September 30, 2021 to each Fund’s
Summary Prospectuses and Prospectuses, each dated October 28, 2020, as supplemented to date
Effective October 1, 2021, the following changes are made to each Fund’s
Summary Prospectuses
and Prospectuses, as applicable:
The section of BlackRock High Yield Municipal Fund’s Summary Prospectuses entitled “
Key
Facts About BlackRock High Yield Municipal Fund — Performance Information” and the section of BlackRock High Yield Municipal Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock High Yield Municipal Fund— Performance Information” are supplemented as follows:
The Fund has changed the benchmarks against which it measures its performance from the S&P
®
Municipal Bond Index and the Custom High Yield Index (a customized benchmark that reflects the returns of the S&P
®
Customized High Yield Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P
®
Customized High Yield Municipal Bond Index that have maturities greater than five years for periods subsequent to January 1, 2013) to the Bloomberg Municipal High Yield Bond Index and a customized weighted index comprised of 20% Bloomberg Municipal Bond Rated Baa Index/60% Bloomberg Municipal Bond: High Yield
(non-Investment
Grade) Total Return Index/20% Bloomberg Municipal Investment Grade ex BBB (the “High Yield Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal High Yield Bond Index and the High Yield Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal High Yield Bond Index is a benchmark that is designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies. The High Yield Customized Reference Benchmark is a tax-exempt,
market value-weighted, index that is structured so that 60% of the market value is either not rated or rated below investment grade, 20% of the market value is rated BBB/Baa and 20% of the market value is rated investment grade.
For the
one-,
five- and
ten-year
periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal High Yield Bond Index were 4.89%, 6.56% and 6.86%, respectively. For the one-year period ended December 31, 2020, the average annual total return for the High Yield Customized Reference Benchmark was
4.
98
%.
The section of BlackRock National Municipal Fund Fund’s Summary Prospectuses entitled “Key Facts About BlackRock National Municipal Fund — Performance Information” and the section of BlackRock National Municipal Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock National Municipal Fund — Performance Information” are supplemented as follows:
The Fund has changed the benchmarks against which it measures its performance from the S&P
®
Municipal
Bond Index and the Custom National Index (a customized benchmark that reflects the returns of the S&P
®
Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P
®
Municipal Bond Index that have maturities greater than five years for periods subsequent to January 1, 2013) to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 90% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/10% Bloomberg Municipal Bond: High Yield
(non-Investment
Grade) Total Return Index (the “National Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal Bond Index and the National Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal Bond Index is a
benchmark that is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation
bonds, revenue bonds,
pre-refunded
bonds, and insured bonds. National Customized Reference Benchmark is a broad, market value-weighted index, that is structured so that 90% of the market value measures the performance of the tax-exempt
investment grade U.S. municipal bond market and 10% of the market value is either not rated or rated below investment grade. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax.
For the
one-,
five- and
ten-year
periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal Bond Index were 5.21%, 3.91% and 4.63%, respectively. For the one-year
period ended December 31, 2020, the average annual total return for the National Customized Reference Benchmark was
5.22
%.
The section of BlackRock Short-Term Municipal Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Short-Term Municipal Fund — Performance Information” and the section of BlackRock Short-Term Municipal Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Performance Information” are supplemented as follows:
The Fund has changed the benchmarks against which it measures its performance from the S&P
®
Municipal Bond Index and the S&P
®
Limited Maturity Municipal Bond Index to the Bloomberg Municipal
1-5
Year Index and a customized index comprised of the Bloomberg
National Short

0-3

year maturities, excluding
non-investment
grade (the “Short-Term Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal
1-5
Year Index and the Short-Term Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal
1-5
Year Index is a benchmark that covers the USD-denominated tax exempt bond market with maturities of between 1 to 5 years. The Short-Term Customized Reference Benchmark is a market value-weighted index containing all bonds in the investment grade U.S. municipal bond market that mature in 0 to 3 years and are exempt from U.S. federal income taxes or subject to the AMT.
For the
one-,
five- and
ten-year
periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal
1-5
Year Index were 2.83%, 1.98% and 1.87%, respectively. For the one-year
period ended December 31, 2020, the average annual total return for the Short-Term Customized Reference Benchmark was 2.15%.